CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $
Disclosure of detailed information about service concession arrangements [line items]
TRM Variation Within One Year | $ / $	(652.07)	587.1	(988.15)
Energy and Gas concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Borrowing costs capitalised	$ 44,136	$ 39,433	$ 31,672
Concessions contracts	$ 190,673	$ 209,535